Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Cash	$ 1,249,528	$ 16,505
Accounts receivable, net	427,997	581,479
Inventories	143,496	101,110
Prepaid expenses and other current assets	18,029	79,382
Deposit with manufacturer - related party	233,918	100,000
Total current assets	2,072,968	878,476
Property and equipment, net	20,711	20,015
Total assets	2,093,679	898,491
Liabilities:
Accounts payable and accrued expenses	220,481	329,634
Line of credit	200,000	500,000
Due to related party	0	19,544
Total current liabilities	420,481	849,178
Common stock, $0.001 par value; 40,000,000 shares authorized; 8,454,000 and 15,000,000 shares issued and outstanding, respectively	18,454	15,000
Additional paid in capital	4,326,930	1,386,723
Accumulated deficit	(2,672,186)	(1,352,410)
Total Stockholders' Equity	1,673,198	49,313
Total Liabilities and Stockholders' Equity	$ 2,093,679	$ 898,491